Statement of Operations - USD ($)			3 Months Ended	9 Months Ended
		Jan. 22, 2021	Sep. 30, 2021	Sep. 30, 2021
Formation and operational costs		$ 604	$ 1,319,447	$ 3,401,685
Loss from operations			(1,319,447)	(3,401,685)
Other expense:
Changes in fair value of warrant liability			(1,360,659)	(3,819,820)
Transaction costs allocated to warrant liabilities			0	(600,571)
Interest earned on marketable securities held in Trust Account			3,266	16,166
Other expense, net			(1,357,393)	(4,404,225)
Net loss		$ (604)	(2,676,840)	(7,805,910)
Weighted average shares outstanding	[1]	5,625,000
Basic and diluted net income (loss) per share		$ 0.00
Class A [Member]
Other expense:
Net loss			$ (2,141,472)	$ (5,990,311)
Weighted average shares outstanding			25,376,598	20,481,452
Basic and diluted net income (loss) per share			$ (0.08)	$ (0.29)
Class B [Member]
Other expense:
Net loss			$ (535,368)	$ (1,815,599)
Weighted average shares outstanding	[2]		6,344,150	6,207,710
Basic and diluted net income (loss) per share			$ (0.08)	$ (0.29)

[1]	Excludes 843,750 shares of Class B common stock that are subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 6).
[2]	In connection with the underwriters’ partial exercise of the over-allotment option and the forfeiture of the remaining overallotment option on March 9, 2021, 124,600 Founder Shares were forfeited and 719,150 Founder Shares are no longer subject to forfeiture resulting in an aggregate of 6,344,150 Founder Shares outstanding at September 30, 2021. These shares were excluded from the calculation of weighted average shares outstanding until they were no longer subject to forfeiture. If forfeited, they have been excluded from the calculation of weighted average shares outstanding.